INCOME TAXES - Federal income tax rate (Details)	3 Months Ended		11 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
INCOME TAX
Statutory federal income tax rate			21.00%	21.00%	21.00%
Change in fair value of derivative liabilities			(25.89%)	(170.93%)
Transaction costs allocated to warrant issuance			2.57%
Transaction costs				59.18%
Change in valuation allowance			2.32%	129.71%
Income tax provision	(225.88%)	0.00%		(38.96%)